OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 24, 2015
Disclosure Other Gains And Charges [Abstract]
Schedule Of Other Gains And Charges
Other gains and charges consist of the following (in thousands):

	2015	2014	2013
Litigation	$(2,753)	$39,500	$0
Restaurant impairment charges	2,255	4,502	5,276
Restaurant closure charges	1,736	3,413	3,637
Severance and other benefits	1,182	2,140	2,235
Acquisition costs	1,100	0	0
Loss (gain) on the sale of assets, net	1,093	(608)	(11,228)
Impairment of franchise rights	440	0	0
Impairment of liquor licenses	205	0	170
Loss on extinguishment of debt	0	0	15,768
Other	(494)	277	1,442
	$4,764	$49,224	$17,300